Interest-bearing loans and borrowings	12 Months Ended
Mar. 31, 2022
Disclosure of Interest Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings
18.
Interest-bearing loans and borrowings

				Non-current			Current
				As at March 31,			As at March 31,
	Notes	Nominal interest rate	Maturity	2021	2022	2022	2021	2022	2022
				(INR)	(INR)	(USD)	(INR)	(INR)	(USD)
Debentures
- Non convertible debentures (secured)	(i)	See note (b)	See note (b)	90,137	76,184	1,004	10,447	8,078	106
- Compulsorily convertible debentures (unsecured)	(ii)	8% - 11.00%	June 2026 - September 2036	809	1,213	16	—	—	—
Term loan from bank (secured)	(iii)	2.81% - 9.60%	March 2023 - June 2042	44,269	59,847	789	6,888	3,972	52
Term loan from financial institutions (secured)	(iv)	3.20% - 10.90%	September 2023 - January 2044	80,300	102,088	1,346	13,119	7,681	101
Senior secured notes	(v)	4.50% - 7.18%	September 2022 - April 2027	92,924	134,397	1,771	—	36,315	479
Compulsorily convertible preference shares	(vi)	15.02%	−	26,697	—	—	—	—	—
Interest-bearing loans and borrowings - total #				335,136	373,729	4,926	30,454	56,046	739
Amount disclosed under the head 'other current financial liabilities' (refer Note 21)				—	—	—	(30,454)	(56,046)	(739)
Interest-bearing loans and borrowings - net				335,136	373,729	4,926	—	—	—

#Certain borrowings included above are guaranteed by the Parent on behalf of the group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary

Notes:

(a)
Details of terms and security
(i)
Non convertible debentures (secured)

The debentures are secured by way of first pari passu charge on the respective Company’s immovable properties, movable assets, current assets, cash accruals including but not limited to current assets, receivables, book debts, cash and bank balances, loans and advances etc. present and future.

(ii)
Compulsorily convertible debentures (unsecured)

Terms of conversion of CCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Interest	Moratorium period
ReNew Mega Solar Private Limited*	25	193	August 22, 2036	8%	18 months from the date of issue
ReNew Solar Energy (Telangana) Private Limited*	20	620	September 20, 2036	8%	18 months from the date of issue
Abha Solarfarms Limited	10	35	June 6, 2026, January 26, 2027 and May 24, 2027	10.70%	24 months from the date of issue
Aalok Solarfarms Limited	10	35	June 6, 2026, January 26, 2027 and May 24, 2027	10.70%	24 months from the date of issue
Shreyas Solarfarms Limited	10	69	June 8, 2026 and January 26, 2027	10.70%	24 months from the date of issue
Heramba Renewables Limited	10	69	January 26, 2027 and May 24, 2027	10.70%	24 months from the date of issue
ReNew Solar Energy (Jharkhand three) Private Limited	6	965	March 31, 2027	8.00%	Not applicable
Total		1,986

* Compulsorily convertible debentures are compulsorily convertible into equity shares in accordance with the terms of the Joint Venture Agreement at conversion ratio of 1:1. CCD do not carry any voting rights. Liability component of Compulsorily convertible debentures represent the present value of interest coupon.

(iii)
Term loan from banks (secured)

Secured by pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue of whatsoever nature, all bank accounts and assignment of all rights, title, interests, benefits, claims etc. of project documents and insurance contracts of the respective Company. These loans usually have repayment cycle of monthly / quarterly payments.

For all long-term loan arrangements from banks, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR 653 as at March 31, 2022 (March 31, 2021: INR 3,895), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified these liabilities as current.

(iv)
Term loan from financial institutions (secured)

Secured by a first pari passu charge by way of mortgage on immovable properties, first pari passu charge by way of hypothecation of tangible moveable assets, first charge on all the current assets and accounts. Further secured by way of assignment of all the rights, title, interest, benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the respective company. These loans usually have repayment cycle of monthly / quarterly payments.

For all long-term loan arrangements from financial institutions, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR Nil as at March 31, 2022 (March 31, 2021: INR 6,446), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group had classified these liabilities as current. Further, for the such borrowings outstanding as at March 31, 2021, the Group had subsequently received waiver from the lenders in April 2021.

Non creation of charge on securities against outstanding loans

Certain entities forming part of the Group had not created charge on security against outstanding loan balances as at March 31, 2021 mainly on account of pending approvals from government agencies with respect to land mortgages. During the year ended March 31, 2022, these companies have received the necessary approval and charge has been created. In any of the entities stated below, non-creation of charge did not result in any breach of material provisions (event of default). As at March 31, 2022, there are no entities in the Group where charge has not been created on security against outstanding loan balances.

Entity name	Lender name	As at March 31, 2021
ReNew Solar Energy (Rajasthan) Private Limited	Power Finance Corporation Limited	3,025
Prathamesh Solarfarms Limited	Yes Bank *	1,522
Prathamesh Solarfarms Limited	Rural Electrification Corporation *	1,724
ReNew Solar Power Private Limited	Indian Renewable Energy Development	5,513
Ostro Jaisalmer Private Limited	Rural Electrification Corporation *	778
Ostro Urja Wind Private Limited	Rural Electrification Corporation *	2,165
Ostro Dakshin Power Private Limited	Ptc Financial Services Pvt. Ltd.	1,236
Ostro Dakshin Power Private Limited	Rural Electrification Corporation	3,803
Ostro Andhra Wind Private Limited	India Infrastructure Finance Co. Ltd	1,373
Ostro AP Wind Private Limited	India Infrastructure Finance Co. Ltd	1,404
Ostro Madhya Wind Private Limited	Rural Electrification Corporation *	2,143
Badoni Power Private Limited	Rural Electrification Corporation *	852
AVP Powerinfra Private Limited	Rural Electrification Corporation *	795
Ostro Anantapur Private Limited	Rural Electrification Corporation *	3,344
ReNew Wind Energy (Varekarwadi) Private Limited	Rural Electrification Corporation *	2,172

* The corresponding loan balances have been fully repaid subsequently in the year ended March 31, 2022.

(v)
Listed senior secured notes

Notes are secured by way of exclusive mortgage over immovable properties and exclusive charge by way of hypothecation of tangible and intangible movable assets. Further secured by way of hypothecation over rights and benefit, claims and demands under all the project agreements, letter of credit, insurance contracts and proceeds, guarantees, performance bond etc. of the company. Secondary charge over the account receivables, book debts and cash flows. The senior secured notes shall be repaid through bullet payments starting from September 2022 to April 2027.

(vi)
Compulsorily convertible preference shares (refer Note 16)

The Company has issued INR 20,903 Compulsory Convertible Preference Shares ('CCPS') - Series A to certain existing shareholders:

Name of allottee	Number of shares allotted	Face value	Amount received	Balance as at March 31, 2022
GS Wyvern Holding Limited	16,395,294	425	6,968	—
Green Rock B 2014 Limited (acting in its capacity as trustee of Green Stone A 2014 Trust)	16,318,729	425	6,935	—
Canada Pension Plan Investment Board	16,470,588	425	7,000	—
Total	49,184,611		20,903	—

Each Series A CCPS are non-cumulative and shall be entitled to a preferred rate of dividend of 0.0001% over the equity shares of the Company. These are mandatorily convertible upon the occurrence of the earliest of certain events as enumerated in terms specified in board resolution passed for issuance of CCPS but no later than 3 years from the date of allotment. Conversion shall occur at conversion price which will be computed in the manner as terms specified in board resolution passed for issuance of CCPS on the date of conversion. Series A CCPS do not meet the criteria of conversion into fixed number of equity shares given conversion price is not currently ascertainable, accordingly these CCPS were recorded as financial liability and carried at amortised cost. These CCPS carried a yield of 15.02%. These CCPS were converted to equity shares of RPPL during July 2021 (refer Note 16).

The terms of conversion of CCPS include cap and floor prices for the computation of conversion ratio of the CCPS. These are considered as embedded derivatives and are accounted a FVTPL. The fair value of these embedded derivatives were Nil as at March 31, 2021.

(b)
The details of non convertible debentures (secured) are as below:

Listing status	Debenture Series	Face value per	Numbers of NCDs outstanding		Outstanding amount			Nominal	Earliest redemption	Last date of	Terms of repayment
		NCD (INR)	As at March 31,		As at March 31,			interest	date	repayment
			2021	2022	2021	2022	2022
					(INR)	(INR)	(USD)
Non listed	Not applicable	1,000,000	1,026	—	1,026	—	—	9.41%	June 30, 2020	September 30, 2030	Quarterly
Non listed	Not applicable	1,000,000	4,966	—	4,966	—	—	9.60%	June 30, 2020	March 31, 2023	Quarterly
Non listed	Series 1	1,000,000	1,778	—	1,778	—	—	9.60%-9.95%	June 30, 2020	March 31, 2023	Quarterly
Non listed	Series 2	1,000,000	3,071	—	3,071	—	—	9.60%-9.95%	June 30, 2020	March 31, 2023	Quarterly
Non listed	Not applicable	1,000,000	2,844	—	2,844	—	—	9.95%	June 30, 2020	March 31, 2023	Quarterly
Listed	Not applicable	1,000,000	3,370	3,025	3,370	3,025	40	9.75%	September 30, 2020	March 31, 2033	Half yearly
Listed	Series-1	1,000,000	474	422	474	422	6	8.55%	September 30, 2020	September 30, 2034	Half yearly
Listed	Series-2	1,000,000	2,161	2,031	2,161	2,031	27	8.65%	September 30, 2020	September 30, 2034	Half yearly
Listed	Series-3	1,000,000	3,867	3,675	3,867	3,675	48	8.75%	September 30, 2020	September 30, 2034	Half yearly
Non listed	Not applicable	1,000,000	2,000	2,000	2,000	2,000	26	12.50%	October 27, 2022	October 27, 2022	Bullet
Non listed	Not applicable	1,000,000	2,000	1,500	2,000	1,500	20	12.68%	September 28, 2022	September 28, 2022	Bullet
Non listed	Not applicable	1,000,000	3,210	—	3,210	—	—	9.45%	July 30, 2025	July 30, 2025	Bullet
Non listed	Not applicable	1,000,000	3,738	3,738	3,738	3,738	49	8.55%	August 31, 2022	August 31, 2022	Bullet
Non listed	Not applicable	1,000,000	9,000	—	9,000	—	—	9.25%	March 30, 2022	March 30, 2022	Bullet
Non listed	Not applicable	1,000,000	5,159	5,159	5,159	5,159	68	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,747	1,747	1,747	1,747	23	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,674	1,674	1,674	1,674	22	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	440	440	440	440	6	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	5,948	5,948	5,948	5,948	78	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	2,972	2,972	2,972	2,972	39	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,197	1,197	1,197	1,197	16	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,189	1,189	1,189	1,189	16	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,188	1,188	1,188	1,188	16	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,199	1,199	1,199	1,199	16	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,196	1,196	1,196	1,196	16	8.46%	April 28, 2024	April 28, 2024	Bullet
Non listed	Not applicable	1,000,000	1,548	1,548	1,548	1,548	20	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	6,765	6,765	6,765	6,765	89	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	3,835	3,835	3,835	3,835	51	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	11,721	11,721	11,721	11,721	154	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	1,736	1,736	1,736	1,736	23	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	3,663	3,663	3,663	3,663	48	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	4,432	4,432	4,432	4,432	58	6.03%	August 22, 2026	August 22, 2026	Bullet
Non listed	Not applicable	1,000,000	—	10,020	—	10,020	132	7.75%	September 27, 2024	September 27, 2024	Bullet
Total (gross)					101,114	84,020	1,107
Transaction costs, discount on issue and premium on redemption					(530)	242	4
Total					100,584	84,262	1,111